Revenue (Narrative) (Details) $ in Millions	7 Months Ended	12 Months Ended
	Jul. 31, 2018 USD ($)	Dec. 31, 2018 oz	Dec. 31, 2017 USD ($) oz
Statements [Line Items]
Amount of gold sold in period | oz		125,687	206,079
Revenue from sale of silver | $	$ 0.5		$ 0.7